Significant Transactions, Significant Risks and Uncertainties	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Significant Transactions, Significant Risks and Uncertainties

Note 2—Significant Transactions, Significant Risks and Uncertainties

Filing of Registration Statement on Form S-1

On May 12, 2014, the Company filed the fourth amendment to the registration statement on Form S-1 originally filed on December 20, 2013 in connection with a potential initial public offering of our common stock. Certain of our current stockholders may participate as selling stockholders in the offering but they are not legally obligated to do so. The offering is subject to market conditions and there can be no assurance as to whether or when the offering may be completed or as to the actual size or terms of the offering.

Bankruptcy Proceedings and Emergence from Chapter 11

Background

Headquartered in Madison, Wisconsin, the Company is a savings and loan holding company that operates primarily through AnchorBank, its wholly owned banking subsidiary. The Bank is a $2.12 billion bank and Wisconsin’s largest thrift and offers personal and business banking services to more than 110,000 households and businesses.

As a result of the economic downturn, beginning in 2009, the Company experienced significant operating losses, significant levels of criticized assets and low levels of capital, all of which raised substantial doubt about the Company’s ability to continue as a going concern. As a result, in 2009 both the Company and the Bank became subject to Orders to Cease and Desist issued by the Office of Thrift Supervision. Further, the Company owed $116.3 million to various lenders led by U.S. Bank under a short-term line of credit (the “Credit Agreement”) which it was unable to repay. Additionally, the Company received $110 million in 2009 from the issuance of senior preferred shares under the Troubled Asset Relief Program (“TARP”). These funds were distributed down to the Bank. Despite the TARP funds, the Company’s financial condition did not improve. The Company continued to negotiate with U.S. Bank and was successful in negotiating amendments to the Credit Agreement to avoid a default thereunder. Also during that time, the Company diligently sought qualified sources of outside capital.

In 2013, the Company entered into a Plan of Reorganization. Under the Plan of Reorganization, a Chapter 11 Proceeding was filed in federal Bankruptcy Court to effect a reorganization of the Company. Pursuant to the Plan of Reorganization, the Company: (i) issued new common stock to a limited number of investors in consideration of $175 million of new equity capital; (ii) made a discounted cash payment of $49.0 million in full satisfaction of the amounts owed under the Credit Agreement (which included the principal amount of $116.3 million plus accrued interest and fees of approximately $67.2 million); (iii) exchanged the senior preferred shares issued pursuant to TARP for 60 million shares of common stock; and (iv) eliminated the previously existing shares of Company common stock that were outstanding (which we refer to in this report as “Legacy Common Stock”). The Plan of Reorganization is described in greater detail below.

Bankruptcy Proceedings

On August 12, 2013, the Company filed a voluntary petition for relief (the “Chapter 11 Case”) under the provisions of chapter 11 of title 11 of the United States Code, 11 U.S.C. §§ 101, et seq. (the “Bankruptcy Code”), Case No. 13-14003-rdm, in the United States Bankruptcy Court for the Western District of Wisconsin (the “Bankruptcy Court”) to implement the Plan of Reorganization in order to facilitate the restructuring of the Company and the recapitalization of the Bank. Prior to the petition date, U.S. Bank National Association and Bank of America, N.A., as senior secured creditors of the Company (the “Lenders”), and the Treasury, as sole preferred stockholder of the Company, voted to accept the Plan of Reorganization.

On August 30, 2013, the Bankruptcy Court entered the Confirmation Order, by which it confirmed the Plan of Reorganization. On September 27, 2013 (the “Effective Date”), the Plan of Reorganization became effective in accordance with its terms. During the period of bankruptcy, we incurred and expensed $1.9 million of reorganization costs, primarily comprised of professional fees.

Emergence Accounting

Upon emergence, we determined we did not meet the requirements to apply fresh start reporting under applicable accounting standards because we did not meet the solvency criteria of Accounting Standards Codification (ASC) 852-10-45-19. The reorganization value immediately before the date of confirmation was greater than the total of all post-petition liabilities and allowed claims and, therefore, indicative of not meeting the test to require fresh start accounting under ASC 852. As of the date of confirmation, we estimated our enterprise value (or reorganization value) to be approximately $2.2 billion. The Company utilized the equity value using the income and market approach to approximate fair value. Accordingly, our consolidated financial statements do not include fresh start reporting, whereby the Company would have to revalue all of its assets and liabilities. At the time of filing for the Chapter 11 Case, we identified liabilities subject to compromise of $188.3 million, which included the outstanding Credit Agreement of approximately $116.3 million, interest and fees due under the Credit Agreement of $67.2 million and $4.8 million in other liabilities.

Plan of Reorganization. Below is a summary of the significant transactions affecting the Company as a result of the effectiveness of the Plan of Reorganization.

Delaware Conversion

Pursuant to the Plan of Reorganization, on September 25, 2013, we (i) converted from a Wisconsin corporation to a Delaware corporation in accordance with Section 265 of the Delaware General Corporation Law and (ii) filed a Certificate of Incorporation with the Secretary of State of the State of Delaware (the “Amended Charter”), to, among other things, declassify our Board, increase the number of authorized shares of our common stock and adopt certain restrictions on acquisitions and dispositions of our securities. The Amended Charter provides for (a) 2,000,000,000 shares of authorized common stock, par value $0.01 per share (the “Common Stock”), and (b) 1,000,000 shares of authorized preferred stock, par value $0.01 per share. A reverse stock split was effected and a subsequent amendment to the corporate charter was filed on October 2, 2013 providing for 11,900,000 shares of authorized common stock, par value $0.01 per share and 100,000 shares of authorized preferred stock, par value $0.01. There are 9,050,000 shares of Common Stock outstanding as of June 30, 2014.

Private Placements

In connection with the Plan of Reorganization, we entered into stock purchase agreements with certain institutional and other private investors and directors and officers of the Company (the “Investors”) for the purchase and sale of 1,750,000,000 (adjusted on October 2, 2013 as a result of a reverse stock split to 8,750,000 shares) shares of our Common Stock at a purchase price of $0.10 per share.

Pursuant to the stock purchase agreements, we issued and sold the Common Stock to (i) certain Investors such that, after giving effect to the transactions contemplated in the Plan of Reorganization, each such Investor owns up to 9.9% of the Common Stock pursuant to the Private Placements and the Treasury Issuance (as defined below), for an aggregate purchase price of $87.8 million, (ii) certain other Investors such that, after giving effect to the transactions contemplated in the Plan of Reorganization, each such Investor owns up to 4.9% of the Authorized Common Stock pursuant to the Private Placements and the Treasury Issuance, for an aggregate purchase price of $83.7 million, and (iii) certain directors and officers of the Company for an aggregate purchase price of $3.5 million. We received gross proceeds of $175.0 million as a result of the Private Placements and incurred $14.4 million of capital raise costs all of which have been recorded in the Consolidated Statement of Changes in Stockholders’ Equity (Deficit).

TARP Exchange

On January 30, 2009, pursuant to the Treasury’s Capital Purchase Program, we issued and sold to the Treasury 110,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series B of the Company with an aggregate liquidation preference of $110.0 million (the “TARP Preferred Stock”). In addition, we issued to the Treasury a warrant (the “TARP Warrant”) to purchase up to 7,399,103 shares of our common stock, par value $0.10 per share (the “Legacy Common Stock”), at an initial per share exercise price of $2.23. Pursuant to the Plan of Reorganization, we, on the Effective Date and immediately following the consummation of the Private Placements, (i) exchanged the TARP Preferred Stock for 60.0 million shares (adjusted to 300,000 shares as a result of the reverse stock split) of Common Stock (the “Treasury Issuance”) and (ii) cancelled the TARP Warrant in its entirety (collectively, the “TARP Exchange”). The difference between the Common Stock issued and the Preferred Stock redeemed of $104.0 million was recorded as an increase directly to retained earnings. The $104.0 million represents a return from the Preferred stockholder thereby increasing the amount available to common stockholders for purposes of earnings per share.

Following the effectiveness of the Plan of Reorganization, the Treasury sold to certain institutional investors (the “Secondary Investors”) all of the shares of Common Stock delivered to the Treasury in connection with the Treasury Issuance at a purchase price equal to $0.10 per share (the “Secondary Treasury Sales”) under the securities purchase agreements, dated as of September 19, 2013, among the Treasury, the Secondary Investor and (with respect to certain provisions) the Company. In connection with the Secondary Treasury Sales, we entered into secondary sale purchaser agreements with the Secondary Investors pursuant to which we made certain representations and warranties to the Investor and provided rights to the Secondary Investors similar to the rights provided to Investors under the Stock Purchase Agreements. In connection with the Secondary Treasury Sales, the Treasury received gross proceeds of $6.0 million and ceased to be our stockholder.

Cancellation of Legacy Common Stock

As of July 31, 2013, we had 21,247,225 shares of Legacy Common Stock issued and outstanding. On the Effective Date, immediately following the consummation of the TARP Exchange, all shares of the outstanding Legacy Common Stock including those shares held as treasury stock and in any stock incentive plans were cancelled for no consideration pursuant to the Plan of Reorganization. In connection with the cancellation of the Legacy Common Stock pursuant to the Plan of Reorganization, the Rights Agreement, dated as of November 5, 2010, by and between the Company and American Stock Transfer & Trust Company, LLC was terminated on the Effective Date in accordance with its terms.

Senior Debt Settlement

We were a party to the Amended and Restated Credit Agreement, dated as of June 9, 2008, among the Company, the lenders from time to time a party thereto, and U.S. Bank National Association, as administrative agent for the Lenders. As of June 30, 2013, the aggregate amount of obligations under the Credit Agreement was approximately $183.5 million (including with respect to unpaid principal balance, accrued but unpaid interest thereon and all administrative and other fees or penalties). On the Effective Date, pursuant to the Plan of Reorganization, we satisfied all of our obligations under the Credit Agreement by a cash payment to the Lenders of $49.0 million (plus expense reimbursement as contemplated by the Credit Agreement). As a result of the transaction, we recognized a gain on extinguishment of debt of $134.5 million.

All Other Claims Unaffected

All other claims were unaffected by, and were paid in full under, the Plan of Reorganization.

Termination of Orders to Cease and Desist

The Bank’s primary regulator is the Office of the Comptroller of the Currency (“OCC”). The Federal Reserve is the primary regulator of the Corporation. On June 26, 2009, the Corporation and the Bank each consented to the issuance of an Order to Cease and Desist (the “Corporation Order” and the “Bank Order,” respectively, and together, the “C&D Orders”). On August 31, 2010, a Prompt and Corrective Action Directive (“PCA Directive”) was issued for the Bank.

The Corporation Order required the Corporation to notify, and in certain cases to obtain the permission of, the Federal Reserve prior to making dividends or capital distributions, incurring debt, making changes to or entering into contracts with directors or executive officers.

The Bank Order required the Bank to notify, or in certain cases obtain the permission of, the OCC prior to increases above a certain threshold in total assets, entering into brokered deposits, making changes to or entering into contracts with directors or executives officers, entering into certain transactions with affiliates or entering into third-party contracts outside the normal course of business and to meet and maintain both a core capital ratio and a total risk-based capital ratio.

On April 2, 2014, the Bank was notified that the Bank Order and the PCA Directive were terminated. On July 31, 2014, the Corporation was notified that the Corporation Order was terminated.

Note 2—Significant Transactions, Significant Risks and Uncertainties

Bankruptcy Proceedings and Emergence from Chapter 11

Background

Headquartered in Madison, Wisconsin, the Company is a savings and loan holding company that operates primarily through AnchorBank, its wholly owned banking subsidiary. The Bank is a $2.11 billion bank and Wisconsin’s largest thrift and offers personal and business banking services to more than 110,000 households and businesses.

As a result of the economic downturn, significant operating losses beginning in fiscal 2009, significant levels of criticized assets and low levels of capital raised substantial doubt about the Corporation’s ability to continue as a going concern. The Company and the Bank were operating under Orders to Cease and Desist issued by the Office of Thrift Supervision in 2009, and the Corporation had outstanding $116.3 million owed to various lenders led by U.S. Bank under a short term line of credit (the “Credit Agreement”) which it was unable to repay. Additionally, the Company obtained funds in 2009 by issuing senior preferred shares as part of the Troubled Asset Relief Program (“TARP”). These funds were then distributed downstream to Anchor Bank. The Corporation continued to negotiate and obtain amendments to the Credit Agreement and diligent efforts were made to seek qualified sources of outside capital.

In 2013, we executed the following transaction (“Plan of Reorganization”) associated with recapitalizing the Company and the Bank: (i) made a discounted cash payment of $49.0 million in satisfaction of the approximately $183.5 million of senior secured bank debt and accrued interest and fees held by a three member bank groups led by U.S. Bank; (ii) exchanged senior preferred stock issued as part of the TARP for $6.0 million or 60.0 million common shares; (iii) issued new common stock in consideration of $175 million in new equity capital; and (iv) eliminated the Legacy Common Stock for no consideration. To effect the transaction, we filed for Chapter 11 in the Bankruptcy Court to implement the Plan of Reorganization in order to facilitate the restructuring of the Company and the recapitalization of the Bank.

Bankruptcy Proceedings

On August 12, 2013, the Company filed a voluntary petition for relief (the “Chapter 11 Case”) under the provisions of chapter 11 of title 11 of the United States Code, 11 U.S.C. §§ 101, et seq. (the “Bankruptcy Code”), Case No. 13-14003-rdm, in the United States Bankruptcy Court for the Western District of Wisconsin (the “Bankruptcy Court”) to implement the Plan of Reorganization in order to facilitate the restructuring of the Company and the recapitalization of the Bank. Prior to the petition date, U.S. Bank National Association and Bank of America, N.A., as senior secured creditors of the Company (the “Lenders”), and the Treasury, as sole preferred stockholder of the Company, voted to accept the Plan of Reorganization.

On August 30, 2013, the Bankruptcy Court entered the Confirmation Order, by which it confirmed the Plan of Reorganization. On September 27, 2013 (the “Effective Date”), the Plan of Reorganization became effective in accordance with its terms. During the period of bankruptcy, we incurred and expensed $1.9 million of reorganization costs, primarily comprised of professional fees.

Emergence Accounting

Upon emergence, we determined we did not meet the requirements to apply fresh start reporting under applicable accounting standards because we did not meet the solvency criteria of ASC 852-10-45-19. The reorganization value immediately before the date of confirmation was greater than the total of all post-petition liabilities and allowed claims and, therefore, indicative of not meeting the test to require fresh start accounting under ASC 852. As of the date of confirmation, we estimated our enterprise value (or reorganization value) to be approximately $2.2 billion. The Company utilized the equity value using the income and market approach to approximate fair value. Accordingly, our financial statements do not include fresh start reporting, whereby the Company would have to revalue all of its assets and liabilities. At the time of filing for the Chapter 11 Case, we identified liabilities subject to compromise of $188.3 million, which included the outstanding Credit Agreement of approximately $116.3 million, interest and fees due under the Credit Agreement of $67.2 million and $4.8 million in other liabilities.

Plan of Reorganization. Below is a summary of the significant transactions affecting the Company as a result of the effectiveness of the Plan of Reorganization.

Delaware Conversion

Pursuant to the Plan of Reorganization, on September 25, 2013, we (i) converted from a Wisconsin corporation to a Delaware corporation in accordance with Section 265 of the Delaware General Corporation Law and (ii) filed a Certificate of Incorporation with the Secretary of State of the State of Delaware (the “Amended Charter”), to, among other things, declassify our Board, increase the number of authorized shares of our common stock and adopt certain restrictions on acquisitions and dispositions of our securities. The Amended Charter provides for (a) 2,000,000,000 shares of authorized common stock, par value $0.01 per share (the “Common Stock”), and (b) 1,000,000 shares of authorized preferred stock, par value $0.01 per share. A reverse stock split was effected and a subsequent amendment to the corporate charter was filed on October 2, 2013 providing for 11,900,000 shares of authorized common stock, par value $0.01 per share and 100,000 shares of authorized preferred stock, par value $0.01. There are 9,050,000 shares of Common Stock outstanding as of December 31, 2013.

Private Placements

In connection with the Plan of Reorganization, we entered into stock purchase agreements with certain institutional and other private investors and directors and officers of the Company (the “Investors”) for the purchase and sale of 1,750,000,000 (adjusted on October 2, 2013 as a result of a reverse stock split to 8,750,000 shares) shares of our Common Stock at a purchase price of $0.10 per share.

Pursuant to the stock purchase agreements, we issued and sold the Common Stock to (i) certain Investors such that, after giving effect to the transactions contemplated in the Plan of Reorganization, each such Investor owns up to 9.9% of the Common Stock pursuant to the Private Placements and the Treasury Issuance (as defined below), for an aggregate purchase price of $87.8 million, (ii) certain other Investors such that, after giving effect to the transactions contemplated in the Plan of Reorganization, each such Investor owns up to 4.9% of the Authorized Common Stock pursuant to the Private Placements and the Treasury Issuance, for an aggregate purchase price of $83.7 million, and (iii) certain directors and officers of the Company for an aggregate purchase price of $3.5 million. We received gross proceeds of $175.0 million as a result of the Private Placements and incurred $14.4 million of capital raise costs all of which have been recorded in the Consolidated Statement of Changes in Stockholders’ Equity (Deficit).

TARP Exchange

On January 30, 2009, pursuant to the Treasury’s Capital Purchase Program, we issued and sold to the Treasury 110,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series B of the Company with an aggregate liquidation preference of $110.0 million (the “TARP Preferred Stock”). In addition, we issued to the Treasury a warrant (the “TARP Warrant”) to purchase up to 7,399,103 shares of our common stock, par value $0.10 per share (the “Legacy Common Stock”), at an initial per share exercise price of $2.23. Pursuant to the Plan of Reorganization, we, on the Effective Date and immediately following the consummation of the Private Placements, (i) exchanged the TARP Preferred Stock for 60.0 million shares (adjusted to 300,000 shares as a result of the reverse stock split) of Common Stock (the “Treasury Issuance”) and (ii) cancelled the TARP Warrant in its entirety (collectively, the “TARP Exchange”). The difference between the Common Stock issued and the Preferred Stock redeemed of $104.0 million was recorded as an increase directly to retained earnings. The $104.0 million represents a return from the Preferred stockholder thereby increasing the amount available to common stockholders for purposes of earnings per share.

Following the effectiveness of the Plan of Reorganization, the Treasury sold to certain institutional investors (the “Secondary Investors”) all of the shares of Common Stock delivered to the Treasury in connection with the Treasury Issuance at a purchase price equal to $0.10 per share (the “Secondary Treasury Sales”) under the securities purchase agreements, dated as of September 19, 2013, among the Treasury, the Secondary Investor and (with respect to certain provisions) the Company. In connection with the Secondary Treasury Sales, we entered into secondary sale purchaser agreements with the Secondary Investors pursuant to which we made certain representations and warranties to the Investor and provided rights to the Secondary Investors similar to the rights provided to Investors under the Stock Purchase Agreements. In connection with the Secondary Treasury Sales, the Treasury received gross proceeds of $6.0 million and ceased to be our stockholder.

Cancellation of Legacy Common Stock

As of July 31, 2013, we had 21,247,225 shares of Legacy Common Stock issued and outstanding. On the Effective Date, immediately following the consummation of the TARP Exchange, all shares of the outstanding Legacy Common Stock including those shares held as treasury stock and in any stock incentive plans were cancelled for no consideration pursuant to the Plan of Reorganization. In connection with the cancellation of the Legacy Common Stock pursuant to the Plan of Reorganization, the Rights Agreement, dated as of November 5, 2010, by and between the Company and American Stock Transfer & Trust Company, LLC was terminated on the Effective Date in accordance with its terms.

Senior Debt Settlement

We were a party to the Amended and Restated Credit Agreement, dated as of June 9, 2008, among the Company, the lenders from time to time a party thereto (the “Lenders”), and U.S. Bank National Association, as administrative agent for the Lenders. As of June 30, 2013, the aggregate amount of obligations under the Credit Agreement was approximately $183.5 million (including with respect to unpaid principal balance, accrued but unpaid interest thereon and all administrative and other fees or penalties). On the Effective Date, pursuant to the Plan of Reorganization, we satisfied all of our obligations under the Credit Agreement by a cash payment to the Lenders of $49.0 million (plus expense reimbursement as contemplated by the Credit Agreement). As a result of the transaction, we recognized a gain on extinguishment of debt of $134.5 million.

All Other Claims Unaffected

All other claims were unaffected by, and were paid in full under, the Plan of Reorganization.

Regulatory Agreements

The Bank’s primary regulator is the Office of the Comptroller of the Currency (“OCC”). The Federal Reserve is the primary regulator of the Corporation. On June, 26, 2009, the Corporation and the Bank each consented to the issuance of an Order to Cease and Desist (the “Corporation Order” and the “Bank Order,” respectively, and together, the “C&D Orders”).

The Corporation Order requires the Corporation to notify, and in certain cases to obtain the permission of, the Federal Reserve prior to: (i) declaring, making or paying any dividends or other capital distributions on its capital stock, including the repurchase or redemption of its capital stock; (ii) incurring, issuing, renewing or rolling over any debt, increasing any current lines of credit or guaranteeing the debt of any entity; (iii) making certain changes to its directors or senior executive officers; (iv) entering into, renewing, extending or revising any contractual arrangement related to compensation or benefits with any of its directors or senior executive officers; and (v) making any golden parachute payments or prohibited indemnification payments. In July 2010, the Corporation developed and submitted to the Office of Thrift Supervision, the Corporation’s primary regulator at the time until it was disbanded in 2011 and the Federal Reserve assumed the role of primary regulator, a three-year cash flow plan, which must be reviewed at least quarterly by the Corporation’s management and board of directors for material deviations between cash flow plan projections and actual results (the “Variance Analysis Report”). Within 45 days following the end of each quarter, the Corporation is required to provide and has been providing the Federal Reserve its Variance Analysis Report for that quarter.

The Bank Order requires the Bank to notify, or in certain cases obtain the permission of, the OCC prior to (i) increasing its total assets in any quarter in excess of an amount equal to net interest credited on deposit liabilities during the quarter; (ii) accepting, rolling over or renewing any brokered deposits; (iii) making certain changes to its directors or senior executive officers; (iv) entering into, renewing, extending or revising any contractual arrangement related to compensation or benefits with any of its directors or senior executive officers; (v) making any golden parachute or prohibited indemnification payments; (vi) paying dividends or making other capital distributions on its capital stock; (vii) entering into certain transactions with affiliates; and (viii) entering into third-party contracts outside the normal course of business. The Bank also developed and submitted within the prescribed time periods, a written capital restoration plan, a problem asset plan, a revised business plan, and an implementation plan resulting from a review of commercial lending practices. The Orders also require the Bank to regularly review its current liquidity management policy and the adequacy of its allowance for loan and lease losses.

The Bank is also subject to a capital restoration plan including the PCA Directive. Under the PCA Directive, the Bank must obtain prior written approval before entering into any contract or lease for the purchase or sale of real estate or of any interest therein, except for contracts entered into in the ordinary course of business for the purchase or sale of other real estate owned due to foreclosure (“OREO”) where the contract does not exceed $3.5 million and the sales price of the OREO does not fall below 85% of the net carrying value of the OREO.

The Orders also stipulated that, as of September 30, 2009, the Bank was required to meet and maintain both a core capital ratio equal to or greater than 7% and a total risk-based capital ratio equal to or greater than 11%. Further, as of December 31, 2009, the Orders required the Bank to meet and maintain both a core capital ratio equal to or greater than 8% and a total risk-based capital ratio equal to or greater than 12%.

As disclosed above, pursuant to a pre-packaged plan of reorganization (the “Plan of Reorganization”) to facilitate the restructuring of the Corporation and the recapitalization of the Bank, the Corporation completed a capital raise and received gross proceeds of $175.0 million.

At December 31, 2013, the Bank had a tier 1 leverage (core) ratio of 9.60% and a total risk-based capital ratio of 17.07%, each meeting the required capital ratios set forth above. As a result of the Plan of Reorganization and the recapitalization of the Bank, the Bank is in compliance with the tier 1 (core) leverage and total risk-based capital ratios as required by the Bank Order. All customer deposits remain fully insured to the highest limits set by the FDIC.